Trade and other receivables - Components (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	€ 2,356	€ 236
Unbilled revenues	858	1,518
Accrued marketplace revenue		24
Trade and other receivables	16,936	13,034
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,497	8,065
Trade notes and accounts receivable | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,780	12,319
Trade notes and accounts receivable | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(8,283)	(4,254)	€ (3,221)
Trade notes and accounts receivable | Thereof to related parties | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	371	402
Other receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,728	3,675
Other receivables | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ (503)	(484)	€ (385)
Other receivables | Thereof to related parties | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		€ 6